                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-08513

                   UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512

                        Date of fiscal year end: June 30

                    Date of reporting period: March 31, 2005
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ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
Schedule of Investments
March 31, 2005 (Unaudited)

PRINCIPAL
AMOUNT                                                                               VALUE
ILLINOIS - 4.3%
                 Chicago, Illinois, G.O. Equipment Notes, Series 1998
       $250,000       5.00%, 1/1/06                                                 $254,428

                                                                                    --------
TOTAL ILLINOIS (COST $254,832) - 4.3%                                                254,428
                                                                                    --------
KANSAS - 90.1%
                 Barton County, Kansas, Series A, Unified School District 428
        150,000       4.75%, 09/01/11                                                156,648
                 Concordia, Kansas, Water & Sewer Rev.

         55,000       4.70%, 11/01/07                                                 57,311
                 Derby, Kansas, G.O., Series A

         25,000       4.65%, 06/01/09                                                 25,579
                 Douglas County, Kansas, Series A, Unified School District 497
        200,000       4.30%, 09/01/05                                                201,550
        125,000       3.00%, 09/01/08                                                124,676
                 Ellsworth, Kansas, Public Building Rev.

         10,000       4.50%, 06/01/05                                                 10,017
         20,000       4.70%, 06/01/07                                                 20,169
                 Finney County, Kansas, G.O.

         50,000       4.30%, 12/01/11                                                 50,915
                 Hays, Kansas

         50,000       4.40%, 09/01/10                                                 51,144
                 Johnson County, Kansas, Park Facility

        100,000       4.90%, 09/01/09                                                103,512
                 Johnson County, Kansas, Unified School District 229,
                      Series A

         50,000       5.125%, 10/01/06                                                51,758
                 Johnson County, Kansas, Unified School District 233

        250,000       4.00%, 09/01/12                                                254,235
                 Johnson County, Kansas, Unified School District 512

         50,000       4.95%, 10/01/09                                                 52,114
        100,000       5.00%, 10/01/09                                                103,408
        200,000       4.875%, 10/01/19                                               216,124
                 Johnson County, Kansas, Water District 001, Water Rev.
        100,000       4.90%, 06/01/12                                                105,128
                 Kansas City, Kansas Impt., Series B

        150,000       5.375%, 09/01/10                                               151,871
                 Kansas State Dept. of Transportation, Highway Rev.
        300,000       Variable Rate, 09/01/20                                        300,000
        150,000       7.25%, 03/01/05                                                150,000
        200,000       5.00%, 09/01/05                                                202,072
                 Kansas State Development Finance Authority

        100,000       4.75%, 10/01/08                                                101,159
                 Kansas State Development Finance Authority Health Facilities

        200,000       4.75%, 11/15/06                                                206,448
                 Kansas State Turnpike Authority, Highway Rev.

        200,000       4.00%, 09/01/13                                                202,168
                 Leawood, Kansas, Series A

        100,000       4.40%, 09/01/13                                                103,299
                 Lenexa, Kansas

         35,000       5.00%, 09/01/05                                                 35,371
                 Lyon County, Kansas, Sales Tax Rev.

        100,000       4.70%, 09/01/09                                                103,373
                 Merriam, Kansas

        115,000       3.00%, 10/01/06                                                115,483

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
                 Miami County, Kansas, Unified School District 367
       $100,000       4.35%, 09/01/05                                                       $  100,808
        100,000       4.30%, 09/01/11                                                          102,319
                 Olathe, Kansas, Series 199

         80,000       4.25%, 04/01/08                                                           82,746
                 Overland Park, Kansas, Public Improvements, Series A

        100,000       4.125%, 09/01/08                                                         103,417
                 Salina, Kansas, Water & Sewer, Series B

        175,000       2.50%, 08/01/06                                                          174,591
        100,000       4.40%, 10/01/08                                                          104,166
                 Sedgwick County, Kansas, Unified School District 260, Series A

        200,000       4.00%, 10/01/06                                                          203,740
                 Sedgwick County, Kansas, Unified School District 261

         50,000       4.10%, 11/01/09                                                           51,726
                 Sedgwick County, Kansas, Unified School District 265

         50,000       4.25%, 10/01/08                                                           51,837
                 Seward County, Kansas, Series A

        100,000       4.00%, 08/01/08                                                          102,562
                 Shawnee, Kansas

        100,000       4.125%, 12/01/11                                                         100,825
                 Shawnee County, Kansas

        150,000       2.35%, 02/01/06                                                          149,782
                 Shawnee County, Kansas, Unified School District 501

         50,000       4.00%, 08/01/06                                                           50,850
        150,000       4.625%, 08/01/13                                                         153,679
         75,000       4.625%, 08/01/14                                                          76,722
                 Topeka, Kansas, Water & Water Pollution Control Utility Rev., Series A
        100,000       5.00%, 08/01/15                                                          105,694
        100,000       5.35%, 08/01/22                                                          107,391
                 Wichita, Kansas, Series 752

        100,000       4.50%, 09/01/09                                                          101,887
                 Wichita, Kansas Water & Sewer Utility System Rev.

        110,000       2.00%, 10/01/05                                                          109,707
                 Wyandotte County, Kansas, Unified School District 204

         35,000       4.80%, 09/01/07                                                           36,542
                 Wyandotte County, Kansas, Utility System Revenue

         50,000       4.25%, 09/01/09                                                           52,077

                                                                                            ----------
                                                                                            ----------
TOTAL KANSAS (COST $5,312,226) - 90.1%                                                       5,378,600
                                                                                            ----------

PUERTO RICO - 4.3%
                Puerto Rico, Infrastructure Financing Authority

        100,000       4.75%, 10/01/11                                                          107,747
                Puerto Rico Commonwealth, Tax & Rev.

        150,000       3.00%, 07/29/05                                                          150,321

                                                                                            ----------
TOTAL PUERTO RICO (COST $257,184) - 4.3%                                                       258,068
                                                                                            ----------

TOTAL INVESTMENTS (Cost $5,824,242) - 98.7%                                                  5,891,096

Other assets less liabilities - 1.3%                                                            78,676
                                                                                            ----------

TOTAL NET ASSETS - 100.0%                                                                   $5,969,772
                                                                                            ==========
         (equivalent to $9.88 per share; 10,000,000 shares of $1.00 par value capital shares authorized; 604,439 shares outstanding)

See accompanying Notes to Schedules of investments
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NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS -- Each security listed on an exchange is valued at its last sales price on that exchange on the last business day of the period. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates fair value. Investment transactions are recorded on the trade date. Interest income is recorded daily. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

                                                         Continued on next page.

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NOTES TO SCHEDULES OF INVESTMENTS (Continued)

MARCH 31, 2005 (UNAUDITED)

AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

At March 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                              KANSAS
                                            TAX-EXEMPT
(in thousands)                               BOND FUND
---------------------------------------     -----------
Unrealized appreciation ...............     $   78,633
Unrealized depreciation ...............        (11,779)
                                            ----------
Net unrealized appreciation
 (depreciation)........................         66,854
                                            ==========
Cost of securities on a
 tax basis ............................      5,824,242
                                            ==========

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ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

/s/ James L. Moffett
---------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------------
James L. Moffett
Principal Executive Officer
May 17, 2005

/s/ Barbara J. Demmer
----------------------------
Barbara J. Demmer
Principal Financial Officer
May 17, 2005